Insurance contracts	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Insurance contracts
34 Insurance contracts
34.1 Underwriting risk
Aegon’s earnings depend significantly upon the extent to which actual claims experience differs from the assumptions used in setting the prices for products and establishing the technical liabilities and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, income would be reduced. Furthermore, if these higher claims were part of a permanent trend, Aegon may be required to change best estimate assumptions for future claims which could increase the required reserves for these future claims, which could reduce income. In addition, certain acquisition costs related to the sale of new policies and the purchase of policies already in force have been recorded as assets on the statement of financial position and are being amortized into the income statement over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income and expenses) are not realized, the amortization of these costs could be accelerated and may even require write offs should there be an expectation of unrecoverability. This could have a materially adverse effect on Aegon’s business, results of operations and financial condition.
Sources of underwriting risk include policyholder behavior (such as lapses, surrender of policies or partial withdrawals), policy claims (such as mortality, longevity or morbidity) and expenses. For some product lines, Aegon is at risk if policy lapses increase as sometimes Aegon is unable to fully recover upfront expenses in selling a product despite the presence of commission recoveries or surrender charges and fees. There are also products where Aegon is at risk if lapses decrease, for example where this would result in a higher utilization rate of product guarantees. For mortality and morbidity risk, Aegon sells certain types of policies that are at risk if mortality or morbidity increases, such as term life insurance and accident insurance, Aegon also sells certain types of policies that are at risk if mortality decreases (longevity risk) such as annuity products. Aegon is also at risk if expenses are higher than the expenses assumed beforehand by management and that were priced into the products.
Aegon monitors and manages its underwriting risk by underwriting risk type. Attribution analysis is performed on earnings and reserve movements in order to understand the source of any material variation in actual results from what was expected. Aegon’s units also perform experience studies for underwriting risk assumptions, comparing Aegon’s experience to industry experience as well as combining Aegon’s experience and industry experience based on the depth of the history of each source to Aegon’s underwriting assumptions. Where policy charges are flexible in products, Aegon uses these analyses as the basis for modifying these charges, with a view to maintain a balance between policyholder and shareholder interests. Aegon also has the ability to reduce expense levels over time, thus mitigating unfavorable expense variation.
Another way to mitigate underwriting risk is through reinsurance. Aegon uses reinsurance to primarily manage and diversify risk, limit volatility, improve capital positions, limit maximum losses and gain access to reinsurer support. While the objectives and use can vary by region due to local market considerations and product offerings, the use of reinsurance is coordinated and monitored globally.
The key areas where reinsurance is used is to reduce our exposure to mortality and morbidity risk primarily through a combination of quota-share and Excess of Loss reinsurance. Also, Excess of Loss reinsurance is used to limit our exposure to large losses on non-life
business. In addition, in recent years in the Netherlands, we have used longevity reinsurance to manage our longevity exposure in line with our Risk Appetite, and Aegon the Netherlands entered into a new contract taking the level of longevity reinsurance to around 40% in December 2021.
In order to minimize its reinsurer defaults exposure, Aegon regularly monitors the creditworthiness of its reinsurers, and where appropriate, arranges additional protection through letters of credit, trust agreements and over-collateralization. For certain agreements, funds are withheld for investment rather than relying on the reinsurer to meet investment expectations. Default exposure is further reduced by using multiple reinsurers within certain reinsurance agreements.
External reinsurance counterparties are, in general, major global reinsurers. At the same time, local reinsurers are utilized to ensure a balance for local capacity and diversification.
Sensitivity analysis of net result and shareholders’ equity to various underwriting risks is shown in the table that follows. Aegon’s best estimate assumptions already include expected future developments and the sensitivities represent an increase or decrease of lapse rates, mortality rates and morbidity rates, compared to Aegon’s best estimate assumptions. These underwriting sensitivities were run using a permanent shock applied to all of Aegon’s products, exposed to an increase and to a decrease in the rates. The table below indicates that the morbidity sensitivity has the largest impact and in aggregate, Aegon is exposed to a decrease in mortality rates.
Sensitivity analysis of net result and shareholders’ equity to changes in various underwriting risks

	2021		2020
Estimated approximate effect	On shareholders’ equity	On net result	On shareholders’ equity	On net result

20% increase in lapse rates	70	71	(151)	156

20% decrease in lapse rates	(67)	(72)	47	(157)

5% increase in mortality rates	(83)	(90)	52	344

5% decrease in mortality rates	33	48	(217)	(354)

10% increase in morbidity rates	(213)	(205)	(225)	(235)

10% decrease in morbidity rates	99	96	134	140
34.2 Insurance contracts for general account

	2021	2020
Life insurance	110,691	109,062

Non-life insurance

- Unearned premiums and unexpired risks	6,548	6,117

- Outstanding claims	2,247	2,120

- Incurred but not reported claims	816	881

Incoming reinsurance	4,120	3,965
At December 31	124,422	122,146

	2021	2020
Non-life insurance:

- Accident and health insurance	9,374	8,887

- General insurance	237	231
Total non-life insurance	9,611	9,118

Movements during the year in life insurance:	2021	2020

At January 1	109,062	109,310

Portfolio transfers and acquisitions	(26)	(29)

Gross premium and deposits – existing and new business	6,033	6,758

Unwind of discount / interest credited	4,037	3,725

Insurance liabilities released	(9,490)	(9,557)

Changes in valuation of expected future benefits	(1,635)	1,918

Loss recognized as a result of liability adequacy testing	(236)	903

Shadow accounting adjustments	(1,821)	1,419

Net exchange differences	4,713	(5,842)

Transfer (to) / from reinsurance assets	36	(12)

Transfer (to) / from insurance contracts for account of policyholders	-	465

Other	17	3

At December 31	110,691	109,062
The LAT deficit per December 31, 2021 in Aegon the Netherlands amounted to EUR 5.2 billion (2020: EUR 7.0 billion), which was partially offset by the shadow loss recognition of EUR 3.0 billion (2020: EUR 4.5 billion), resulting in a net deficit of EUR 2.2 billion (2020: EUR 2.5 billion).
During 2021, the net LAT deficit of Aegon the Netherlands reduced by EUR 0.3 billion, which is recorded in the income statement. The net LAT deficit was positively impacted by the impact of higher interest rate of EUR 0.7 billion (2020: EUR 1.5 billion negative) and positive credit spread movements (tightened mortgage spreads and liquidity premium) of EUR 0.4 billion (2020: EUR 0.3 billion negative). This was partly offset by other unfavorable impacts (model and assumptions updates and portfolio changes) totaling EUR 0.9 billion (2020: EUR 1.0 billion positive).
As a result of the current deficit, changes in the LAT of Aegon the Netherlands, triggered by up or down movements in interest rates, are directly recognized in the income statement. However, net result is less sensitive to interest rate movements as the results from interest rate hedging are also recognized in net result.
Furthermore, as a result of the current negative LAT deficit position, results are volatile due to changes in credit spreads as these are not hedged. Please find below the estimated sensitivities on shareholders’ equity and on net result, for up and down shocks for credit spreads, mortgage spreads for the bond and mortgage portfolio and liquidity premium shocks for general account insurance liabilities.

Sensitivity analysis of net result and shareholders’ equity	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2021

Shift up 50 basis points - Bond credit spreads	(192)	(2,418)

Shift down 50 basis points - Bond credit spreads	169	2,387

Shift up 50 basis points - Mortgage spreads	(444)	(401)

Shift down 50 basis points - Mortgage spreads	452	496

Shift up 5 basis points - Liquidity premium	136	178

Shift down 5 basis points - Liquidity premium	(148)	(104)

2020

Shift up 50 basis points - Bond credit spreads	(185)	(1,998)

Shift down 50 basis points - Bond credit spreads	172	1,873

Shift up 50 basis points - Mortgage spreads	(449)	(449)

Shift down 50 basis points - Mortgage spreads	476	477

Shift up 5 basis points - Liquidity premium	162	159

Shift down 5 basis points - Liquidity premium	(164)	(161)

Movements during the year in non-life insurance:	2021	2020

At January 1	9,118	9,190

Disposals	(25)	-

Portfolio transfers and acquisitions	1	6

Gross premiums – existing and new business	1,508	1,551

Unwind of discount / interest credited	479	499

Insurance liabilities released	(992)	(1,080)

Changes in valuation of expected future claims	(36)	77

Change in unearned premiums	(731)	(724)

Change in unexpired risks	-	2

Incurred related to current year	670	670

Incurred related to prior years	267	259

Release for claims settled current year	(269)	(257)

Release for claims settled prior years	(757)	(860)

Shadow accounting adjustments	(153)	385

Change in IBNR	(59)	117

Net exchange differences	592	(709)

Other	(1)	(6)

At December 31	9,611	9,118

Movements during the year in incoming reinsurance:	2021	2020

At January 1	3,965	4,385

Gross premium and deposits – existing and new business	1,276	1,306

Unwind of discount / interest credited	192	203

Insurance liabilities released	(1,562)	(1,656)

Changes in valuation of expected future benefits	(36)	66

Shadow accounting adjustments	(7)	8

Loss recognized as a result of liability adequacy	(3)	10

Net exchange differences	296	(358)

Other	(1)	2

At December 31	4,120	3,965
34.3 Insurance contracts for account of policyholders

Insurance contracts for account of policyholders	2021	2020

At January 1	135,441	135,710

Portfolio transfers and acquisitions	(547)	(64)

Gross premium and deposits – existing and new business	5,532	7,030

Unwind of discount / interest credited	14,994	13,858

Insurance liabilities released	(13,199)	(10,160)

Fund charges released	(1,680)	(1,644)

Changes in valuation of expected future benefits	(145)	(266)

Transfer (to) / from insurance contracts	783	(465)

Net exchange differences	8,144	(8,558)

Other	1	-

At December 31	149,323	135,441